Income taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current income tax expense	$ 10,121	$ 4,687
Deferred tax recovery	193	(4,580)
Income tax expense	$ 10,314	$ 107